Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	28.50%	28.30%	25.00%
Deferred tax liability (asset)	€ 3,557	€ 2,107	€ 2,176
Deferred tax assets	60	27
Deferred tax liabilities	3,617	2,134
Unrecognised deferred tax assets	466	€ 463	€ 493
Operating loss carryforward	14
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	207
Tax provisions for audit	138
Liability related to purchase accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22
Liability related to purchase accounting | Coca-Cola Amatil Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,176
Capitalized assets expensed for tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	33
Between 2021 and 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	2
Nineteen years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward	€ 12